Total Operating Expenses - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Operating Expenses [Abstract]
Research and development costs	€ 34,125	€ 18,424	€ 16,181
Expenses related to professional fees for consulting, audit, and tax services	4,000	1,700	1,000
General legal, insurance and facility related expenses	3,200	3,900	2,200
Litigation and opposition	1,000	1,500	4,400
Preclinical costs	2,500	5,200	2,500
Clinical costs	5,919	3,409	1,883
IP costs	€ 2,900	€ 2,700	€ 5,500